NOTES PAYABLE (Details) (USD $)											0 Months Ended	9 Months Ended		0 Months Ended
	Jun. 30, 2012	Nov. 23, 2011	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2008 Financing Agreement [Member]	Sep. 30, 2008 Financing Agreement [Member]	Dec. 19, 2005 Financing Agreement [Member]	Sep. 30, 2009 Term Note [Member]	Dec. 31, 2008 Term Note [Member]	Dec. 19, 2005 Term Note [Member]	Dec. 19, 2005 Sand Hill Finance, LLC [Member]	Jun. 30, 2012 Sand Hill Finance, LLC [Member]	Dec. 31, 2008 Sand Hill Finance, LLC [Member]	Dec. 19, 2005 Sand Hill Finance, LLC [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]
Line of Credit Facility [Line Items]
Concentration risk, credit risk														80
Maximum borrowing capacity											$ 1,800,000		$ 2,750,000
Line of credit facility, amount outstanding												2,016,245
Notes payable	2,016,245		1,972,544	1,649,140									1,000,000
Monthly interest rate												1.75%
Annual interest rate												21.00%
Commitment fee percentage											1.00%	1.00%
Commitment fee amount											9,000
Class of Warrant or Right [Line Items]
Common stock purchase warrant, term							7 years			7 years
Number of warrants	81,588,029	81,588,029					25,000			120,000
Common stock purchase warrant, exercise price per share					0.5		1.0		0.5	1.0
Warrants outstanding						$ 16,250		$ 13,589